Transamerica Bond

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.3%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 768,168	$ 753,890
Accelerated LLC
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	2,650,570	2,378,146
Series 2021-1H, Class D,
3.58%, 10/20/2040 (A)	1,587,454	1,410,430
ACM Auto Trust
Series 2023-2A, Class A,
7.97%, 06/20/2030 (A)	3,744,728	3,752,858
Anchorage Capital CLO 16 Ltd.
Series 2020-16A, Class CR,
3-Month Term SOFR + 2.66%, 7.98% (B), 01/19/2035 (A)	2,700,000	2,634,093
Anchorage Capital CLO 25 Ltd.
Series 2022-25A, Class C,
3-Month Term SOFR + 2.35%, 7.68% (B), 04/20/2035 (A)	4,400,000	4,139,802
Anchorage Capital CLO 9 Ltd.
Series 2016-9A, Class AR2,
3-Month Term SOFR + 1.40%, 6.71% (B), 07/15/2032 (A)	3,600,000	3,576,784
Aqua Finance Trust
Series 2021-A, Class A,
1.54%, 07/17/2046 (A)	2,093,466	1,852,196
Battalion CLO XVI Ltd.
Series 2019-16A, Class CR,
3-Month Term SOFR + 2.51%, 7.84% (B), 12/19/2032 (A)	3,100,000	2,936,708
Battalion CLO XXI Ltd.
Series 2021-21A, Class A,
3-Month Term SOFR + 1.44%, 6.75% (B), 07/15/2034 (A)	2,880,000	2,833,168
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (A)	76,851	74,943
BXG Receivables Note Trust
Series 2020-A, Class A,
1.55%, 02/28/2036 (A)	880,962	785,798
Series 2023-A, Class A,
5.77%, 11/15/2038 (A)	3,779,953	3,734,057
CARS-DB4 LP
Series 2020-1A, Class A1,
2.69%, 02/15/2050 (A)	1,095,163	1,030,422
Series 2020-1A, Class A4,
3.19%, 02/15/2050 (A)	5,946,144	5,557,799
CARS-DB5 LP
Series 2021-1A, Class A3,
1.92%, 08/15/2051 (A)	4,107,983	3,526,788
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (B), 05/25/2032	6,731	6,031
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	4,727,000	4,138,255

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A,
1.76%, 04/15/2049 (A)	$ 3,375,000	$ 2,905,378
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	406,250	385,014
ExteNet LLC
Series 2019-1A, Class A2,
3.20%, 07/25/2049 (A)	2,765,000	2,654,482
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (A)	2,597,243	1,963,241
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (A)	2,888,885	2,198,126
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	3,674,361	2,920,089
GSAA Home Equity Trust
Series 2006-1, Class A3,
1-Month Term SOFR + 0.77%, 6.07% (B), 01/25/2036	937,052	410,823
Hilton Grand Vacations Trust
Series 2018-AA, Class C,
4.00%, 02/25/2032 (A)	380,333	363,043
ICG US CLO Ltd.
Series 2014-1A, Class A1A2,
3-Month Term SOFR + 1.46%, 6.79% (B), 10/20/2034 (A)	4,500,000	4,426,393
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	280,313	274,282
JGWPT XXIII LLC
Series 2011-1A, Class A,
4.70%, 10/15/2056 (A)	1,062,870	993,498
Lehman XS Trust
Series 2005-8, Class 1A3,
1-Month Term SOFR + 0.81%, 6.11% (B), 12/25/2035	682,759	745,665
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	515,847	476,983
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (A)	3,643,843	3,309,081
Series 2021-1WA, Class C,
1.94%, 01/22/2041 (A)	2,898,291	2,607,884
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	873,969	835,766
Series 2023-1A, Class A,
4.93%, 10/20/2040 (A)	2,945,402	2,887,504
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (A)	13,300,000	13,263,120
Series 2020-T1, Class BT1,
1.82%, 08/15/2053 (A)	2,400,000	2,393,244
Series 2020-T1, Class DT1,
3.01%, 08/15/2053 (A)	3,390,000	3,380,568
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (A)	20,913,000	20,741,961
Series 2020-T2, Class CT2,
2.17%, 09/15/2053 (A)	1,200,000	1,189,487

Transamerica Funds	Page 1

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Octagon 54 Ltd.
Series 2021-1A, Class A1,
3-Month Term SOFR + 1.38%, 6.69% (B), 07/15/2034 (A)	$ 2,750,000	$ 2,730,769
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	111,760	107,808
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	273,999	269,303
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	223,777	214,501
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	223,776	211,649
Pikes Peak CLO 4
Series 2019-4A, Class AR,
3-Month Term SOFR + 1.46%, 6.77% (B), 07/15/2034 (A)	4,395,000	4,376,651
Santander Drive Auto Receivables Trust
Series 2021-1, Class D,
1.13%, 11/16/2026	7,150,000	6,846,089
Series 2021-2, Class D,
1.35%, 07/15/2027	3,434,000	3,258,421
Series 2021-4, Class C,
1.26%, 02/16/2027	8,250,000	7,967,367
Series 2022-2, Class A3,
2.98%, 10/15/2026	2,252,606	2,229,762
Sierra Timeshare Receivables Funding LLC
5.80%, 04/20/2040 (A)	3,210,000	3,223,869
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	326,994	324,336
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	351,673	333,906
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	250,155	241,499
Series 2019-2A, Class A,
2.59%, 05/20/2036 (A)	352,542	340,429
Series 2019-2A, Class D,
4.54%, 05/20/2036 (A)	357,694	340,400
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	172,691	160,230
Series 2020-2A, Class B,
2.32%, 07/20/2037 (A)	838,614	784,958
Series 2021-1A, Class C,
1.79%, 11/20/2037 (A)	1,696,708	1,557,792
Series 2021-1A, Class D,
3.17%, 11/20/2037 (A)	1,175,965	1,073,400
Series 2023-1A, Class A,
5.20%, 01/20/2040 (A)	4,650,650	4,571,146
STORE Master Funding I LLC
Series 2015-1A, Class A2,
4.17%, 04/20/2045 (A)	1,030,656	969,818
Sunnova Helios V Issuer LLC
Series 2021-A, Class A,
1.80%, 02/20/2048 (A)	2,289,299	1,916,060
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	5,085,000	4,578,276
Venture 43 CLO Ltd.
Series 2021-43A, Class A1,
3-Month Term SOFR + 1.50%, 6.81% (B), 04/15/2034 (A)	1,100,000	1,092,863
Veridian Auto Receivables Trust
Series 2023-1A, Class A2,
5.97%, 08/17/2026 (A)	3,000,000	2,991,755

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	$ 248,631	$ 240,447
Welk Resorts LLC
Series 2019-AA, Class A,
2.80%, 06/15/2038 (A)	529,493	510,159
Wellfleet CLO Ltd.
Series 2015-1A, Class BR4,
3-Month Term SOFR + 1.81%, 7.14% (B), 07/20/2029 (A)	3,815,000	3,778,712
Series 2016-2A, Class A2R,
3-Month Term SOFR + 1.84%, 7.17% (B), 10/20/2028 (A)	4,975,000	4,943,294
Series 2017-2A, Class A2R,
3-Month Term SOFR + 1.88%, 7.21% (B), 10/20/2029 (A)	4,000,000	3,959,472
Series 2022-1A, Class C,
3-Month Term SOFR + 2.85%, 8.16% (B), 04/15/2034 (A)	2,500,000	2,405,640

Total Asset-Backed Securities (Cost $192,671,944)		184,998,581

CORPORATE DEBT SECURITIES - 40.5%
Aerospace & Defense - 0.9%
Boeing Co.
5.15%, 05/01/2030	3,462,000	3,430,040
5.93%, 05/01/2060	4,072,000	4,056,283
Embraer Netherlands Finance BV
6.95%, 01/17/2028 (A) (C)	2,343,000	2,377,407
7.00%, 07/28/2030 (A)	2,343,000	2,372,288
HEICO Corp.
5.35%, 08/01/2033	2,478,000	2,462,270

		14,698,288

Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	1,909,000	1,632,925

Automobiles - 1.1%
BMW US Capital LLC
2.80%, 04/11/2026 (A)	2,081,000	1,968,043
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	4,705,000	4,398,949
6.95%, 06/10/2026	3,663,000	3,692,304
General Motors Co.
6.25%, 10/02/2043	2,950,000	2,895,669
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (A) (D)	2,385,000	2,447,088
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (A)	2,289,000	1,969,885

		17,371,938

Banks - 6.1%
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	3,251,000	2,691,341
Fixed until 04/25/2033, 5.29% (B), 04/25/2034	8,076,000	8,002,889
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	6,599,000	6,772,486

Transamerica Funds	Page 2

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	$ 4,265,000	$ 3,817,588
BNP Paribas SA
Fixed until 11/17/2027 (E), 9.25% (A) (B)	5,670,000	5,956,893
BPCE SA
4.50%, 03/15/2025 (A)	4,325,000	4,171,224
Citigroup, Inc.
Fixed until 12/10/2025 (E), 4.00% (B)	1,836,000	1,647,700
Fixed until 05/25/2033, 6.17% (B), 05/25/2034	3,055,000	3,098,763
Commerzbank AG
8.13%, 09/19/2023 (A)	4,661,000	4,655,413
Deutsche Bank AG
Fixed until 11/10/2032, 7.08% (B), 02/10/2034	3,261,000	3,139,090
Fifth Third Bancorp
Fixed until 07/27/2028, 6.34% (B), 07/27/2029	890,000	905,639
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (B), 02/24/2033 (D)	4,896,000	4,123,014
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	8,648,000	9,195,459
JPMorgan Chase & Co.
Fixed until 06/01/2033, 5.35% (B), 06/01/2034	4,800,000	4,829,271
Fixed until 09/14/2032, 5.72% (B), 09/14/2033	1,409,000	1,429,780
Lloyds Banking Group PLC
Fixed until 06/27/2026 (E), 6.75% (B)	2,781,000	2,588,590
Morgan Stanley
Fixed until 07/21/2033, 5.42% (B), 07/21/2034 (D)	2,072,000	2,069,471
Fixed until 10/18/2032, 6.34% (B), 10/18/2033	2,763,000	2,937,079
Northern Trust Corp.
6.13%, 11/02/2032	4,178,000	4,349,355
PNC Financial Services Group, Inc.
Fixed until 01/24/2033, 5.07% (B), 01/24/2034 (D)	3,184,000	3,073,698
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	4,413,000	4,215,954
Fixed until 06/08/2033, 5.87% (B), 06/08/2034	2,149,000	2,166,103
UBS Group AG
Fixed until 11/15/2032, 9.02% (B), 11/15/2033 (A)	3,841,000	4,669,166

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
US Bancorp
Fixed until 06/10/2033, 5.84% (B), 06/12/2034	$ 4,325,000	$ 4,382,261
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (B), 07/25/2034	4,656,000	4,675,525

		99,563,752

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	3,002,000	2,988,792
Constellation Brands, Inc.
3.15%, 08/01/2029	1,456,000	1,312,073
3.70%, 12/06/2026	835,000	799,049
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	3,655,000	3,180,080

		8,279,994

Biotechnology - 0.4%
Amgen, Inc.
2.00%, 01/15/2032	1,538,000	1,216,476
5.60%, 03/02/2043	1,634,000	1,622,587
CSL Finance PLC
4.63%, 04/27/2042 (A)	2,468,000	2,260,870
Royalty Pharma PLC
2.20%, 09/02/2030	2,437,000	1,960,499

		7,060,432

Building Products - 0.3%
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	859,000	803,056
Lowe’s Cos., Inc.
3.75%, 04/01/2032	2,482,000	2,248,972
Standard Industries, Inc.
3.38%, 01/15/2031 (A)	2,179,000	1,759,906

		4,811,934

Capital Markets - 0.5%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (B), 05/19/2034	5,296,000	5,443,780
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	2,467,000	2,211,141
Morgan Stanley
Fixed until 04/21/2033, 5.25% (B), 04/21/2034	691,000	681,208

		8,336,129

Chemicals - 0.6%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	678,000	499,048
FMC Corp.
5.65%, 05/18/2033	1,743,000	1,680,658
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (A)	2,868,000	2,283,214
Mosaic Co.
4.05%, 11/15/2027	1,497,000	1,436,761

Transamerica Funds	Page 3

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	$ 2,800,000	$ 2,729,968
Nutrien Ltd.
4.20%, 04/01/2029	2,179,000	2,066,517

		10,696,166

Commercial Services & Supplies - 2.0%
ADT Security Corp.
4.13%, 08/01/2029 (A) (D)	2,728,000	2,366,540
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	1,996,000	1,821,801
5.55%, 05/30/2033 (A)	2,213,000	2,150,595
Carlisle Cos., Inc.
2.20%, 03/01/2032	2,787,000	2,204,252
3.75%, 12/01/2027	1,573,000	1,485,573
Element Fleet Management Corp.
6.27%, 06/26/2026 (A)	4,814,000	4,835,478
General Electric Co.
4.50%, 03/11/2044	2,844,000	2,508,230
GXO Logistics, Inc.
2.65%, 07/15/2031	4,574,000	3,567,151
Quanta Services, Inc.
2.90%, 10/01/2030	2,214,000	1,881,279
Republic Services, Inc.
5.00%, 04/01/2034	2,316,000	2,298,250
Stericycle, Inc.
3.88%, 01/15/2029 (A)	1,868,000	1,652,003
5.38%, 07/15/2024 (A)	1,408,000	1,392,160
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	5,820,000	4,514,752

		32,678,064

Communications Equipment - 0.3%
CommScope, Inc.
4.75%, 09/01/2029 (A)	5,544,000	4,269,786

Construction & Engineering - 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	2,660,000	2,289,512
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,383,000	2,072,532
6.75%, 06/01/2027	1,319,000	1,324,069
IHS Holding Ltd.
5.63%, 11/29/2026 (A)	2,561,000	2,234,575
IHS Netherlands Holdco BV
8.00%, 09/18/2027 (A)	1,975,000	1,798,119

		9,718,807

Construction Materials - 0.2%
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	2,796,000	2,615,973
CRH America, Inc.
3.88%, 05/18/2025 (A)	1,000,000	968,137

		3,584,110

Consumer Staples Distribution & Retail - 0.8%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	3,595,000	2,836,465
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.63%, 01/15/2027 (A)	4,995,000	4,735,350

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail (continued)
InRetail Consumer
3.25%, 03/22/2028 (A)	$ 3,042,000	$ 2,636,197
Sysco Corp.
5.95%, 04/01/2030	3,050,000	3,179,203

		13,387,215

Containers & Packaging - 0.7%
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	2,004,000	1,917,160
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (A)	1,320,000	1,312,433
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	3,570,000	3,215,106
Sonoco Products Co.
2.25%, 02/01/2027	2,349,000	2,097,667
WRKCo, Inc.
3.90%, 06/01/2028	2,606,000	2,424,798

		10,967,164

Distributors - 0.1%
LKQ Corp.
6.25%, 06/15/2033 (A)	1,740,000	1,750,105

Diversified REITs - 1.1%
Broadstone Net Lease LLC
2.60%, 09/15/2031	2,768,000	2,006,981
GLP Capital LP/GLP Financing II, Inc.
4.00%, 01/15/2030	2,554,000	2,230,516
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	1,830,000	1,655,438
SBA Tower Trust
1.63%, 05/15/2051 (A)	2,000,000	1,736,259
2.84%, 01/15/2050 (A)	6,998,000	6,665,634
VICI Properties LP
4.95%, 02/15/2030	4,120,000	3,897,652

		18,192,480

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.
1.75%, 01/20/2031	3,167,000	2,480,439
4.13%, 03/16/2027	2,312,000	2,236,155

		4,716,594

Electric Utilities - 1.0%
Black Hills Corp.
3.15%, 01/15/2027	2,031,000	1,884,451
4.25%, 11/30/2023	1,538,000	1,528,448
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	4,828,000	4,439,159
Duke Energy Corp.
5.00%, 12/08/2027	1,220,000	1,215,880
EDP Finance BV
3.63%, 07/15/2024 (A)	3,316,000	3,238,789
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
5.38%, 12/30/2030 (F)	395,000	261,292
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A)	1,544,000	1,447,500
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,124,000	1,676,511

		15,692,030

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc.
2.95%, 02/15/2032	3,008,000	2,448,372
Keysight Technologies, Inc.
4.60%, 04/06/2027	3,132,000	3,085,729

Transamerica Funds	Page 4

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	$ 210,000	$ 177,318
4.38%, 02/15/2030 (A)	2,676,000	2,378,886
Trimble, Inc.
6.10%, 03/15/2033	2,430,000	2,466,294

		10,556,599

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	1,882,000	1,789,080

Financial Services - 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	3,878,000	3,721,775
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	2,080,000	1,868,287
3.50%, 11/01/2027 (A)	1,633,000	1,466,129
5.50%, 12/15/2024 (A)	5,426,000	5,330,515
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	3,669,000	3,447,722
5.50%, 01/15/2026 (A)	5,029,000	4,899,735
Mexico Remittances Funding Fiduciary Estate Management SARL
4.88%, 01/15/2028 (A)	5,488,200	4,966,910
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A)	4,725,000	4,538,855

		30,239,928

Food Products - 0.9%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	2,205,000	2,040,534
2.75%, 05/14/2031	2,417,000	2,042,058
Cargill, Inc.
5.13%, 10/11/2032 (A)	1,658,000	1,673,379
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	680,000	599,552
5.50%, 12/15/2029 (A)	2,687,000	2,495,058
5.63%, 01/15/2028 (A)	800,000	773,573
Viterra Finance BV
4.90%, 04/21/2027 (A)	4,505,000	4,357,141

		13,981,295

Health Care Equipment & Supplies - 0.5%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	2,253,000	2,077,940
5.75%, 12/06/2052 (A)	739,000	772,121
Boston Scientific Corp.
4.70%, 03/01/2049	573,000	529,874
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	1,415,000	1,451,273
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,483,000	1,298,451
5.25%, 10/01/2029 (A) (D)	489,000	432,075
Stryker Corp.
1.95%, 06/15/2030	2,505,000	2,088,754

		8,650,488

Health Care Providers & Services - 1.8%
Centene Corp.
3.00%, 10/15/2030	1,269,000	1,059,940
3.38%, 02/15/2030	4,124,000	3,546,962
4.25%, 12/15/2027	1,134,000	1,068,668
Charles River Laboratories International, Inc.
4.00%, 03/15/2031 (A) (D)	1,839,000	1,603,167

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	$ 1,927,000	$ 1,541,427
8.00%, 03/15/2026 (A)	425,000	417,327
Cigna Group
2.40%, 03/15/2030	3,285,000	2,783,226
CVS Health Corp.
4.78%, 03/25/2038	2,050,000	1,889,632
5.25%, 01/30/2031	1,221,000	1,219,756
Elevance Health, Inc.
2.25%, 05/15/2030	2,298,000	1,924,173
5.13%, 02/15/2053	1,679,000	1,613,512
HCA, Inc.
4.13%, 06/15/2029	1,697,000	1,573,225
7.50%, 11/06/2033	1,117,000	1,223,940
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	1,837,000	1,614,889
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	1,718,000	1,575,403
Tenet Healthcare Corp.
5.13%, 11/01/2027	2,510,000	2,383,461
UnitedHealth Group, Inc.
5.20%, 04/15/2063	2,597,000	2,554,257

		29,592,965

Health Care REITs - 0.1%
Physicians Realty LP
2.63%, 11/01/2031	2,270,000	1,768,443

Hotels, Restaurants & Leisure - 1.5%
Boyd Gaming Corp.
4.75%, 12/01/2027	849,000	799,573
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	999,000	912,182
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029 (A)	3,099,000	2,761,162
Hyatt Hotels Corp.
1.80%, 10/01/2024	1,482,000	1,419,222
International Game Technology PLC
6.50%, 02/15/2025 (A)	1,997,000	1,999,995
Marriott International, Inc.
2.75%, 10/15/2033	2,586,000	2,051,469
5.75%, 05/01/2025	316,000	317,597
MGM Resorts International
4.75%, 10/15/2028	1,627,000	1,503,172
5.75%, 06/15/2025	753,000	744,610
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	2,716,000	2,570,110
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028 (A)	1,364,000	1,285,569
Scientific Games International, Inc.
7.00%, 05/15/2028 (A)	699,000	696,484
7.25%, 11/15/2029 (A)	796,000	794,010
Viking Cruises Ltd.
5.88%, 09/15/2027 (A)	4,525,000	4,219,562
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	3,100,000	2,578,527

		24,653,244

Independent Power & Renewable Electricity Producers - 0.3%
Calpine Corp.
3.75%, 03/01/2031 (A)	4,515,000	3,700,927
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	598,000	493,646
3.63%, 02/15/2031 (A)	854,000	670,223

		4,864,796

Transamerica Funds	Page 5

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 1.9%
Aon Corp./Aon Global Holdings PLC
5.00%, 09/12/2032	$ 3,406,000	$ 3,361,254
AXA SA
8.60%, 12/15/2030	3,893,000	4,665,215
Cloverie PLC for Zurich Insurance Co. Ltd.
Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (F)	6,935,000	6,778,408
Equitable Holdings, Inc.
5.59%, 01/11/2033	4,349,000	4,297,816
Global Atlantic Finance Co.
7.95%, 06/15/2033 (A)	4,265,000	4,270,414
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,000,000	1,997,500
Ohio National Financial Services, Inc.
6.63%, 05/01/2031 (A) (D)	1,451,000	1,319,901
6.80%, 01/24/2030 (A)	5,254,000	4,883,595

		31,574,103

Interactive Media & Services - 0.4%
Baidu, Inc.
4.38%, 05/14/2024 (D)	2,436,000	2,406,159
Meta Platforms, Inc.
4.80%, 05/15/2030	2,764,000	2,771,367
Tencent Holdings Ltd.
3.28%, 04/11/2024 (A)	1,686,000	1,657,489

		6,835,015

Internet & Catalog Retail - 0.1%
Expedia Group, Inc.
2.95%, 03/15/2031	248,000	208,785
3.80%, 02/15/2028	1,908,000	1,792,526

		2,001,311

Leisure Products - 0.0% (G)
Mattel, Inc.
5.88%, 12/15/2027 (A)	360,000	353,395

Machinery - 0.3%
CNH Industrial Capital LLC
4.55%, 04/10/2028	2,416,000	2,343,130
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	3,235,000	2,738,009

		5,081,139

Marine Transportation - 0.2%
MV24 Capital BV
6.75%, 06/01/2034 (A)	3,173,227	2,931,562

Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.13%, 07/01/2049	3,999,000	3,129,707
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	1,443,000	1,325,410
7.50%, 06/01/2029 (A) (D)	1,392,000	1,108,246
Comcast Corp.
4.15%, 10/15/2028	3,533,000	3,419,821
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,454,000	1,760,490
4.63%, 12/01/2030 (A)	1,217,000	611,368

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026 (A) (H) (I)	$ 1,040,000	$ 32,500
6.63%, 08/15/2027 (A) (H) (I)	690,000	17,250
Paramount Global
4.20%, 05/19/2032 (D)	1,746,000	1,451,716
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,800,000	2,397,719
5.50%, 05/15/2029 (A)	3,940,000	3,636,250
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	1,617,000	1,314,134

		20,204,611

Metals & Mining - 0.4%
ArcelorMittal SA
6.55%, 11/29/2027	3,586,000	3,702,529
Glencore Funding LLC
2.63%, 09/23/2031 (A)	2,980,000	2,390,011
Novelis Corp.
3.25%, 11/15/2026 (A)	236,000	214,418
3.88%, 08/15/2031 (A)	236,000	196,512

		6,503,470

Mortgage Real Estate Investment Trusts - 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	5,711,000	5,137,733

Office REITs - 0.2%
Corporate Office Properties LP
2.25%, 03/15/2026	1,355,000	1,206,022
Highwoods Realty LP
4.13%, 03/15/2028	1,650,000	1,481,131
Office Properties Income Trust
3.45%, 10/15/2031	648,000	340,911

		3,028,064

Oil, Gas & Consumable Fuels - 3.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	1,175,000	1,101,497
7.88%, 05/15/2026 (A)	2,739,000	2,796,615
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,640,000	1,417,225
Cheniere Energy Partners LP
4.00%, 03/01/2031	4,950,000	4,404,862
4.50%, 10/01/2029	1,880,000	1,748,633
Chevron USA, Inc.
3.25%, 10/15/2029	1,921,000	1,775,844
Energy Transfer LP
6.00%, 06/15/2048	4,986,000	4,732,703
EnLink Midstream Partners LP
5.05%, 04/01/2045	3,754,000	2,986,795
Exxon Mobil Corp.
3.04%, 03/01/2026	2,638,000	2,520,851
NuStar Logistics LP
5.63%, 04/28/2027	2,000,000	1,940,531
5.75%, 10/01/2025	950,000	933,375
6.00%, 06/01/2026	350,000	344,450
Occidental Petroleum Corp.
5.55%, 03/15/2026	5,870,000	5,839,183
ONEOK Partners LP
4.90%, 03/15/2025	1,229,000	1,208,780
ONEOK, Inc.
6.10%, 11/15/2032	3,736,000	3,809,652

Transamerica Funds	Page 6

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc.
6.25%, 07/15/2033	$ 2,521,000	$ 2,543,930
Petroleos Mexicanos
6.50%, 01/23/2029 (D)	3,507,000	2,915,532
6.84%, 01/23/2030	2,838,000	2,287,766
6.88%, 10/16/2025	2,440,000	2,350,964
7.69%, 01/23/2050	1,593,000	1,105,991
Pioneer Natural Resources Co.
2.15%, 01/15/2031	2,728,000	2,232,068
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	1,853,000	1,636,040
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037 (A)	2,848,000	2,880,799
Southwestern Energy Co.
5.38%, 03/15/2030	655,000	612,929
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	1,562,000	1,369,499
Western Midstream Operating LP
6.15%, 04/01/2033	2,408,000	2,442,048

		59,938,562

Passenger Airlines - 0.4%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	1,560,700	1,358,329
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	1,793,000	1,760,255
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028 (A)	2,260,000	2,186,367
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,298,781	1,220,023
4.15%, 02/25/2033	1	1

		6,524,975

Personal Care Products - 0.2%
Kenvue, Inc.
5.00%, 03/22/2030 (A)	3,906,000	3,936,289

Pharmaceuticals - 0.9%
AbbVie, Inc.
3.20%, 05/14/2026	1,293,000	1,231,379
4.05%, 11/21/2039	2,871,000	2,495,319
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	970,000	442,517
5.25%, 01/30/2030 - 02/15/2031 (A)	3,724,000	1,661,889
6.25%, 02/15/2029 (A)	520,000	241,082
7.00%, 01/15/2028 (A)	617,000	290,013
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	1,759,000	1,681,184
Merck & Co., Inc.
5.00%, 05/17/2053	3,270,000	3,277,268
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	2,795,000	2,769,887
Viatris, Inc.
2.30%, 06/22/2027	1,286,000	1,129,485

		15,220,023

Professional Services - 0.5%
Equifax, Inc.
2.60%, 12/01/2024	3,092,000	2,956,307
5.10%, 12/15/2027	2,528,000	2,506,870
Gartner, Inc.
4.50%, 07/01/2028 (A)	2,530,000	2,367,747

		7,830,924

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Residential REITs - 0.1%
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	$ 1,736,000	$ 1,567,370

Retail REITs - 0.3%
Realty Income Corp.
4.90%, 07/15/2033	2,587,000	2,486,811
Simon Property Group LP
5.50%, 03/08/2033	2,391,000	2,386,906

		4,873,717

Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	3,588,000	3,372,182
Broadcom, Inc.
1.95%, 02/15/2028 (A)	1,321,000	1,140,676
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	2,600,000	2,569,928
KLA Corp.
4.10%, 03/15/2029	2,709,000	2,613,531
Microchip Technology, Inc.
0.98%, 09/01/2024	2,636,000	2,501,854
QUALCOMM, Inc.
3.25%, 05/20/2050 (D)	1,547,000	1,162,697
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,473,000	1,317,406
TSMC Global Ltd.
1.38%, 09/28/2030 (A) (D)	6,595,000	5,163,246

		19,841,520

Software - 1.2%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	583,000	503,336
Fiserv, Inc.
5.45%, 03/02/2028	2,472,000	2,496,350
Infor, Inc.
1.75%, 07/15/2025 (A)	2,561,000	2,349,923
Oracle Corp.
3.65%, 03/25/2041	2,613,000	2,000,622
6.90%, 11/09/2052	2,973,000	3,314,292
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	2,584,000	1,155,800
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	3,982,000	3,845,965
Workday, Inc.
3.50%, 04/01/2027	3,765,000	3,574,744

		19,241,032

Specialized REITs - 0.5%
EPR Properties
3.75%, 08/15/2029	2,622,000	2,150,230
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	4,238,000	3,974,778
Weyerhaeuser Co.
4.00%, 04/15/2030	2,636,000	2,428,292

		8,553,300

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	809,000	820,002

Transamerica Funds	Page 7

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
NCR Corp.
5.00%, 10/01/2028 (A)	$ 695,000	$ 628,696
5.13%, 04/15/2029 (A)	897,000	802,135
5.25%, 10/01/2030 (A)	2,183,000	1,945,045

		4,195,878

Tobacco - 0.4%
BAT Capital Corp.
2.26%, 03/25/2028	3,855,000	3,330,517
Philip Morris International, Inc.
5.63%, 11/17/2029	2,714,000	2,774,351
Reynolds American, Inc.
7.25%, 06/15/2037	476,000	491,454

		6,596,322

Wireless Telecommunication Services - 0.6%
Altice France SA
5.50%, 10/15/2029 (A)	1,320,000	937,611
Axian Telecom
7.38%, 02/16/2027 (A)	682,000	625,872
Sprint LLC
7.88%, 09/15/2023	2,510,000	2,511,950
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,167,000	1,905,009
3.88%, 04/15/2030	1,538,000	1,413,079
Vmed O2 UK Financing I PLC
4.75%, 07/15/2031 (A)	2,500,000	2,110,335

		9,503,856

Total Corporate Debt Securities (Cost $718,829,810)		664,978,922

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Colombia - 0.1%
Colombia Government International Bonds
4.50%, 01/28/2026	1,300,000	1,249,694

Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	782,000	677,219
5.50%, 01/27/2025 (F)	1,122,000	1,107,975

		1,785,194

Ecuador - 0.0% (G)
Ecuador Government International Bonds
Zero Coupon, 07/31/2030 (A)	119,808	34,155
2.50% (J), 07/31/2040 (A)	435,840	136,200
3.50% (J), 07/31/2035 (A)	950,976	326,900

		497,255

Uzbekistan - 0.2%
Republic of Uzbekistan International Bonds
3.90%, 10/19/2031 (A)	3,049,000	2,503,199

Total Foreign Government Obligations (Cost $7,369,496)		6,035,342

	Principal	Value
LOAN ASSIGNMENT - 0.2%
Commercial Services & Supplies - 0.2%
Spin Holdco, Inc.
Term Loan,
3-Month LIBOR + 4.00%, 9.23% (B), 03/04/2028	$ 3,211,427	$ 2,699,605

Total Loan Assignment (Cost $3,194,071)		2,699,605

MORTGAGE-BACKED SECURITIES - 9.7%
20 Times Square Trust
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	2,550,000	2,084,625
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E,
1-Month Term SOFR + 2.17%, 7.33% (B), 09/15/2034 (A)	4,630,000	3,983,063
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month Term SOFR + 0.53%, 5.62% (B), 05/25/2035	421,102	382,012
Series 2005-14, Class 4A1,
1-Month Term SOFR + 0.55%, 5.63% (B), 05/25/2035	649,371	607,351
Series 2006-OC1, Class 2A3A,
1-Month Term SOFR + 0.75%, 6.05% (B), 03/25/2036	822,454	753,685
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
1-Month Term SOFR + 0.24%, 5.54% (B), 03/25/2047	262,798	233,684
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM,
3.47%, 11/05/2032 (A)	5,000,000	4,053,482
Series 2019-BPR, Class CNM,
3.72% (B), 11/05/2032 (A)	3,970,000	2,980,265
Banc of America Funding Trust
Series 2007-3, Class TA2,
1-Month Term SOFR + 0.29%, 5.59% (B), 04/25/2037	177,877	143,819
BBCMS Mortgage Trust
Series 2018-TALL, Class C,
1-Month Term SOFR + 1.32%, 6.54% (B), 03/15/2037 (A)	7,065,000	5,202,051
Series 2018-TALL, Class E,
1-Month Term SOFR + 2.63%, 7.86% (B), 03/15/2037 (A)	2,570,000	1,404,024
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month Term SOFR + 1.56%, 6.79% (B), 10/15/2036 (A)	2,919,750	2,894,034
BXP Trust
Series 2017-CQHP, Class D,
1-Month Term SOFR + 2.05%, 7.27% (B), 11/15/2034 (A)	1,825,000	1,536,300

Transamerica Funds	Page 8

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month Term SOFR + 0.38%, 5.68% (B), 04/25/2035	$ 81,708	$ 75,186
Series 2006-3, Class 3A1,
1-Month Term SOFR + 0.61%, 5.91% (B), 02/25/2036	1,874,572	1,642,270
CIM Trust
Series 2021-R6, Class A1,
1.43% (B), 07/25/2061 (A)	5,448,814	4,636,131
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	35,945	33,719
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	221,609	204,857
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month Term SOFR + 1.35%, 6.57% (B), 12/15/2031 (A)	2,295,200	2,226,355
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 5.45% (B), 12/27/2036 (A)	27,673	27,517
Series 2020-RPL4, Class A1,
2.00% (B), 01/25/2060 (A)	5,938,314	5,092,136
Series 2021-RPL2, Class A1A,
1.11% (B), 01/25/2060 (A)	5,726,497	4,574,100
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	2,222,558	1,882,335
Series 2021-RPL6, Class A1,
2.00% (B), 10/25/2060 (A)	3,921,977	3,379,377
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
3.96% (B), 12/10/2036 (A)	7,902,000	7,493,808
Great Wolf Trust
Series 2019-WOLF, Class C,
1-Month Term SOFR + 1.75%, 6.97% (B), 12/15/2036 (A)	5,107,000	5,033,107
GS Mortgage Securities Corp. Trust
Series 2017-SLP, Class B,
3.77%, 10/10/2032 (A)	5,242,000	5,088,272
GSCG Trust
Series 2019-600C, Class B,
3.16%, 09/06/2034 (A)	1,660,000	1,223,425
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
1-Month Term SOFR + 0.24%, 5.54% (B), 05/25/2037	145,114	69,727
ILPT Trust
Series 2019-SURF, Class C,
4.29% (B), 02/11/2041 (A)	1,930,000	1,577,312
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.34% (B), 08/25/2037	584,840	447,017
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A,
3.29%, 01/10/2037 (A)	5,000,000	4,721,220
Series 2020-NNN, Class CFX,
3.27%, 01/16/2037 (A)	2,675,000	2,225,530
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1,
3.84% (B), 03/25/2036	733,219	454,447
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (B), 04/25/2058 (A)	406,907	387,891

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust
Series 2019-1, Class A1,
3.25% (B), 10/25/2069 (A)	$ 3,970,618	$ 3,742,742
MSCG Trust
Series 2018-SELF, Class D,
1-Month Term SOFR + 1.70%, 6.92% (B), 10/15/2037 (A)	3,390,464	3,327,688
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	296,420	276,772
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	1,149,293	1,073,955
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	5,188,715	4,840,585
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	505,119	473,668
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	330,021	315,874
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	1,892,291	1,765,848
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	1,291,131	1,219,223
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	3,824,093	3,514,334
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	4,425,326	4,058,527
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	5,143,026	4,728,251
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	3,575,283	3,261,936
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	2,274,773	2,123,637
OBX Trust
Series 2023-NQM4, Class A1,
6.11% (B), 03/25/2063 (A)	5,973,238	5,942,716
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month Term SOFR + 0.65%, 5.95% (B), 02/25/2046	2,358,224	1,243,600
Series 2007-QH5, Class AI1,
1-Month Term SOFR + 0.53%, 5.83% (B), 06/25/2037	112,804	104,547
Residential Asset Securitization Trust
Series 2004-A4, Class A11,
5.50%, 08/25/2034	1,395,135	1,317,853
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month Term SOFR + 1.76%, 6.91% (B), 11/11/2034 (A)	1,405,489	1,376,150
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	144,308	142,346
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	185,027	179,876
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	1,690,047	1,591,345
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	7,685,944	7,270,083
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	1,373,236	1,307,554
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	3,089,845	2,819,265
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	878,537	838,472

Transamerica Funds	Page 9

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	$ 5,285,863	$ 4,942,364
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	10,579,663	9,190,446
Series 2022-1, Class A1,
3.75% (B), 07/25/2062 (A)	3,338,171	3,066,602
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	4,712,887	4,306,804

Total Mortgage-Backed Securities (Cost $177,216,025)		159,117,197

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.8%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	354,233	56,457
Federal National Mortgage Association
4.50%, 08/01/2052	7,422,479	7,106,391
5.00%, 03/01/2053 - 04/01/2053	21,861,540	21,371,472
5.50%, 03/01/2053	8,064,311	8,021,249
Uniform Mortgage-Backed Security
TBA, 2.00%, 08/01/2053 (K)	48,314,000	39,134,340
TBA, 2.50%, 08/01/2053 (K)	16,253,000	13,696,962
TBA, 5.50%, 08/01/2053 (K)	21,923,000	21,775,862

Total U.S. Government Agency Obligations (Cost $111,889,970)		111,162,733

U.S. GOVERNMENT OBLIGATIONS - 28.1%
U.S. Treasury - 27.2%
U.S. Treasury Bonds
1.25%, 05/15/2050	60,319,000	32,800,812
1.88%, 02/15/2051	13,021,000	8,343,104
2.00%, 02/15/2050	4,323,000	2,870,573
2.25%, 05/15/2041 - 08/15/2046	44,691,000	32,981,872
2.38%, 02/15/2042	57,252,000	43,598,740
2.50%, 05/15/2046	9,450,000	7,066,828
2.75%, 08/15/2042 - 11/15/2047	67,838,000	54,117,582
2.88%, 11/15/2046	5,220,000	4,182,525
3.00%, 08/15/2048	5,566,000	4,556,728
3.25%, 05/15/2042	2,636,000	2,301,969
3.50%, 02/15/2039	3,058,000	2,875,834
3.63%, 02/15/2053 - 05/15/2053	15,064,600	14,040,288
3.88%, 02/15/2043	2,581,000	2,462,435
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 08/15/2052	45,386,000	14,757,732
U.S. Treasury Notes
1.13%, 02/15/2031	53,053,600	43,363,028
1.25%, 08/15/2031	1,499,000	1,220,104
1.38%, 11/15/2031	12,360,000	10,105,748
1.50%, 02/15/2030	18,371,000	15,660,560
1.63%, 05/15/2031	8,034,000	6,777,746
1.88%, 02/15/2032	1,063,400	902,478
2.25%, 10/31/2024 - 11/15/2025	8,906,000	8,441,229
2.75%, 08/15/2032	8,876,500	8,053,690
2.88%, 05/15/2028 - 05/15/2032	37,045,000	34,700,383
3.38%, 05/15/2033	39,207,400	37,369,553
3.50%, 01/31/2028 - 02/15/2033	23,968,300	23,107,682
3.88%, 11/30/2027 - 09/30/2029	5,588,300	5,501,688
4.13%, 01/31/2025 - 11/15/2032	24,951,200	25,158,849

		447,319,760

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 0.9%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	$ 14,196,446	$ 9,570,678
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	5,665,952	5,082,370

		14,653,048

Total U.S. Government Obligations (Cost $509,430,804)		461,972,808

COMMERCIAL PAPER - 2.3%
Banks - 1.7%
Bedford Row Funding Corp.
5.78% (L), 01/09/2024 (A)	6,700,000	6,531,341
Macquarie Bank Ltd.
5.21% (L), 08/14/2023 (A)	8,300,000	8,282,680
Svenska Handelsbanken AB
5.85% (L), 01/24/2024 (A)	2,000,000	1,944,825
Toronto-Dominion Bank
5.38% (L), 09/06/2023 (A)	11,000,000	10,940,205

		27,699,051

Financial Services - 0.5%
Barton Capital SA
5.64% (L), 10/24/2023 (A)	1,400,000	1,381,886
Glencove Funding LLC
5.29% (L), 08/17/2023 (A)	6,687,000	6,670,096
LMA-Americas LLC
5.19% (L), 08/11/2023 (A)	500,000	499,177

		8,551,159

Health Care Providers & Services - 0.1%
Columbia Funding Co. LLC
5.17% (L), 08/10/2023 (A)	1,200,000	1,198,219

Total Commercial Paper (Cost $37,459,175)		37,448,429

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.4%
U.S. Treasury Bills
4.77% (L), 08/03/2023	5,120,000	5,118,504
4.79% (L), 09/07/2023	2,274,000	2,261,695
4.96% (L), 09/07/2023	1,934,000	1,923,535
5.19% (L), 08/03/2023	5,459,000	5,457,405
5.23% (L), 08/03/2023	1,935,000	1,934,434
5.29% (L), 09/07/2023	19,515,000	19,409,399
5.30% (L), 09/07/2023 - 09/14/2023	4,316,000	4,289,670

Total Short-Term U.S. Government Obligations (Cost $40,401,488)		40,394,642

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (L)	15,096,933	15,096,933

Total Other Investment Company (Cost $15,096,933)		15,096,933

Transamerica Funds	Page 10

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 3.0%

Fixed Income Clearing Corp., 2.50% (L), dated 07/31/2023, to be repurchased at $48,637,996 on 08/01/2023. Collateralized by a U.S. Government Obligation, 0.63%, due 07/31/2026, and with a value of $49,607,379.

$ 48,634,618	$ 48,634,618

Total Repurchase Agreement (Cost $48,634,618)	48,634,618

Total Investments (Cost $1,862,194,334)	1,732,539,810
Net Other Assets (Liabilities) - (5.6)%	(91,497,406)

Net Assets - 100.0%	$ 1,641,042,404

Transamerica Funds	Page 11

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (M)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$184,998,581	$—	$184,998,581
Corporate Debt Securities	—	664,978,922	—	664,978,922
Foreign Government Obligations	—	6,035,342	—	6,035,342
Loan Assignment	—	2,699,605	—	2,699,605
Mortgage-Backed Securities	—	159,117,197	—	159,117,197
U.S. Government Agency Obligations	—	111,162,733	—	111,162,733
U.S. Government Obligations	—	461,972,808	—	461,972,808
Commercial Paper	—	37,448,429	—	37,448,429
Short-Term U.S. Government Obligations	—	40,394,642	—	40,394,642
Other Investment Company	15,096,933	—	—	15,096,933
Repurchase Agreement	—	48,634,618	—	48,634,618

Total Investments	$15,096,933	$1,717,442,877	$—	$1,732,539,810

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $634,812,929, representing 38.7% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Restricted security. At July 31, 2023, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Embraer Netherlands Finance BV 6.95%, 01/17/2028	09/10/2020	$2,336,674	$2,377,407	0.1%

(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,783,328, collateralized by cash collateral of $15,096,933. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the total value of Regulation S securities is $8,147,675, representing 0.5% of the Fund’s net assets.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Non-income producing securities.
(I)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2023, the total value of such securities is $49,750, representing less than 0.1% of the Fund’s net assets.
(J)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2023; the maturity dates disclosed are the ultimate maturity dates.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Rates disclosed reflect the yields at July 31, 2023.
(M)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 12

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Bond (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Funds	Page 13

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 14